Derivatives Instruments Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
Foreign Currency Hedge | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	$ 160,802	$ 0
Fair Value	3,402	0
Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	140,623	0
Fair Value	3,962	0
Hygiene Line | Foreign Currency Hedge | Designated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	0	0
Fair Value	0	0
Hygiene Line | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	0	0
Fair Value	0	0
Providência Instruments [Member] | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	20,179	0
Fair Value	(560)	0
Healthcare Line | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	0	0
Fair Value	0	0
Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure	3,962
Level 1 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure	0
Level 3 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure	0
Level 2 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure	$ 3,962